Deferred consideration (Details Textual) - Correvio LLC [Member] $ in Thousands	Nov. 18, 2013 USD ($)
Business Combination Equity Interests Issued Percentage	19.90%
Business Combination, Contingent Consideration, Liability, Total	$ 12,000
Business Acquisition Percentage of Product Sales	10.00%
Business Acquisition Percentage Of Interest Accrued	10.00%